Earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
Basic and diluted EPS for the three and six months ended June 30, 2021 and 2020 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Net income for the computation of basic EPS	$249,751	$246,061	$477,776	$522,885
Weighted average ordinary shares outstanding - basic	128,243,450	127,425,886	128,064,564	127,862,816
Basic EPS	$1.95	$1.93	$3.73	$4.09

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Net income for the computation of diluted EPS	$249,751	$246,061	$477,776	$522,885
Weighted average ordinary shares outstanding - diluted	129,896,210	128,131,663	129,690,334	128,938,138
Diluted EPS	$1.92	$1.92	$3.68	$4.06

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
Ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021	December 31, 2020
	Number of ordinary shares
Ordinary shares issued	138,847,345	138,847,345
Treasury shares	(5,468,457)	(8,448,807)
Ordinary shares outstanding	133,378,888	130,398,538
Shares of unvested restricted stock	(5,254,512)	(2,552,346)
Ordinary shares outstanding, excluding shares of unvested restricted stock	128,124,376	127,846,192